Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Components of Restructuring Expenses	For the fiscal year ended December 31, 2022, the components of the Company’s restructuring expenses for the 2023 Plan were as follows:

Fiscal Year Ended December 31, 2022
Employee termination benefit costs	$13,608

Total restructuring expenses	$13,608

For the fiscal year ended December 31, 2022, restructuring expenses for the 2023 Plan were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended December 31, 2022
Cost of revenues	$1,798
Selling, general and administrative expenses	11,810

Total restructuring expenses	$13,608

For the fiscal year ended December 31, 2022, the components of the Company’s restructuring expenses for the 2022 Plan were as follows:

Fiscal Year Ended December 31, 2022
Lease termination and other related costs	$3,791
Employee termination benefit costs	19,170
Lease impairments	2,680
Other costs	1,540

Total restructuring expenses	$27,181

See Note 4 for additional information in regard to the Company’s lease impairments for the fiscal year ended December 31, 2022.
For the fiscal year ended December 31, 2022, restructuring expenses for the 2022 Plan were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended December 31, 2022
Cost of revenues	$6,476
Selling, general and administrative expenses	20,705

Total restructuring expenses	$27,181

For the fiscal year ended January 1, 2022, the components of the Company’s restructuring expenses were as follows:

Fiscal Year Ended January 1, 2022
Lease termination and other related costs	$12,688
Employee termination benefit costs	8,846

Total restructuring expenses	$21,534

For the fiscal year ended January 1, 2022, restructuring expenses were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended January 1, 2022
Cost of revenues	$16,727
Selling, general and administrative expenses	4,807

Total restructuring expenses	$21,534

For the fiscal year ended January 2, 2021, the components of the Company’s restructuring expenses were as follows:

Fiscal Year Ended January 2, 2021
Lease termination and other related costs	$7,989
Employee termination benefit costs	25,103

Total restructuring expenses	$33,092

For the fiscal year ended January 2, 2021, restructuring expenses were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended January 2, 2021
Cost of revenues	$23,300
Selling, general and administrative expenses	9,792

Total restructuring expenses	$33,092